Fair Value Measurements (Fair Value Inputs, Liabilities, Quantitative Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Liabilities, Quantitative Information
Long-term debt	$ 415,125,000
Contingent Consideration Liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	3,000,000	3,667,000	6,737,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Acquisitions	0	3,000,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Payments	691,000	3,425,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	0	(2,744,000)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)	24,000	99,000
Significant other observable inputs (Level 2)
Fair Value Inputs, Liabilities, Quantitative Information
Long-term debt, fair value	414,800,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Inputs, Liabilities, Quantitative Information
Obligations, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Significant other observable inputs (Level 2)
Fair Value Inputs, Liabilities, Quantitative Information
Obligations, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3)
Fair Value Inputs, Liabilities, Quantitative Information
Obligations, Fair Value Disclosure	(3,000,000)	(3,667,000)
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member]
Fair Value Inputs, Liabilities, Quantitative Information
Obligations, Fair Value Disclosure	$ 3,000,000	$ 3,667,000